Offsetting of Financial Assets and Liabilities - Summary of Financial Instruments Subject to Offsetting, Master Netting Agreements and Similar Agreements (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Derivative Financial Asset And Liabilities Offsetting Arrangements [line items]
Financial Instrument Assets, Offsetting effects on Statement Financial Position, Gross Amount	$ 85,528	$ 2,065,435
Financial Instrument Assets, Net amounts in Statement Financial Position	85,528	2,065,435
Financial Instrument Assets, Related amounts not offset, Subject to netting agreements	(72,810)	(1,910,314)
Financial Instrument Assets, Total Net Amount	12,718	155,121
Financial Instrument Liabilities, Offsetting effects on Statement Financial Position, Gross Amount	125,554	2,068,055
Financial Instrument Liabilities, Offsetting effects on Statement Financial Position, Offset Amount		10,045
Financial Instrument Liabilities, Net amounts in Statement Financial Position	125,554	2,058,010
Financial Instrument Liabilities, Related amounts not offset, Subject to netting agreements	(72,810)	(1,910,314)
Financial Instrument Liabilities, Total Net Amount	52,744	147,696
Derivative Assets [member]
Disclosure Of Derivative Financial Asset And Liabilities Offsetting Arrangements [line items]
Financial Instrument Assets, Offsetting effects on Statement Financial Position, Gross Amount	85,528	2,065,435
Financial Instrument Assets, Net amounts in Statement Financial Position	85,528	2,065,435
Financial Instrument Assets, Related amounts not offset, Subject to netting agreements	(72,810)	(1,910,314)
Financial Instrument Assets, Total Net Amount	12,718	155,121
Derivative financial instruments [member]
Disclosure Of Derivative Financial Asset And Liabilities Offsetting Arrangements [line items]
Financial Instrument Liabilities, Offsetting effects on Statement Financial Position, Gross Amount	125,554
Financial Instrument Liabilities, Net amounts in Statement Financial Position	125,554
Financial Instrument Liabilities, Related amounts not offset, Subject to netting agreements	(72,810)
Financial Instrument Liabilities, Total Net Amount	$ 52,744
Derivative financial instruments [member] | Forward contract [member]
Disclosure Of Derivative Financial Asset And Liabilities Offsetting Arrangements [line items]
Financial Instrument Liabilities, Offsetting effects on Statement Financial Position, Gross Amount		2,025,439
Financial Instrument Liabilities, Net amounts in Statement Financial Position		2,025,439
Financial Instrument Liabilities, Related amounts not offset, Subject to netting agreements		(1,910,314)
Financial Instrument Liabilities, Total Net Amount		115,125
Derivative financial instruments [member] | Cross Currency Swaps [member]
Disclosure Of Derivative Financial Asset And Liabilities Offsetting Arrangements [line items]
Financial Instrument Liabilities, Offsetting effects on Statement Financial Position, Gross Amount		42,616
Financial Instrument Liabilities, Offsetting effects on Statement Financial Position, Offset Amount		10,045
Financial Instrument Liabilities, Net amounts in Statement Financial Position		32,571
Financial Instrument Liabilities, Total Net Amount		$ 32,571